Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations for the years ended June 30, 2026, 2025 and 2024 consisted of:

	For the years ended June 30,
	2026	2025	2024
	AUD$	AUD$	AUD$
Revenues	44,407,721	41,702,614	33,727,222
Less: Cost of revenues	(41,515,918)	(38,240,704)	(27,810,782)
Gross profit	2,891,803	3,461,910	5,916,440
General and administrative expenses	(11,370,009)	(2,157,181)	(2,613,734)
Selling and marketing expenses	(172,029)	(372,707)	(412,536)
Other operating income	40,267	108,410	707,911
Total operating expenses	(11,501,771)	(2,421,478)	(2,318,359)
Operating (loss) income from discontinued operations	(8,609,968)	1,040,432	3,598,081
Finance expenses	(922,673)	(1,133,927)	(677,170)
(Loss) income from discontinued operation before income taxes	(9,532,641)	(93,495)	2,920,911
Income tax expense	(46,733)	(49,094)	(313,421)
Net (loss) income from discontinued operations	(9,579,374)	(142,589)	2,607,490
Less: non-controlling interests	(1,251,494)	(165,799)	431,874
Net (loss) income attributable to Australian Oilseeds’s shareholders	(8,327,880)	23,210	2,175,616

(i)	Disaggregation of revenue from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Wholesale oils	14,736,158	10,592,301	11,481,072
High protein meals	11,319,221	10,863,960	9,175,505
Toll crushing service	108,241	58,011	222,095
Other sales	448,904	297,136	291,351
Retail oils	17,795,197	19,891,206	12,557,199
Total revenues from discontinued operations	44,407,721	41,702,614	33,727,222

(ii)	Disaggregation of cost of sales from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Cost of finished goods	9,738,763	8,660,363	5,273,627
Cost of material	26,913,076	25,226,032	17,432,898
Direct labor	2,362,526	2,372,779	1,917,665
Freight and storage	870,612	899,185	2,112,109
Depreciation	622,659	335,292	481,093
Occupancy costs	770,433	616,684	341,790
Repairs and maintenance	237,849	130,369	251,600
Total cost of sales from discontinued operations	41,515,918	38,240,704	27,810,782

(iii)	Disaggregation of general and administrative expenses from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Professional fees	110,680	150,803	257,985
Audit fee	68,122	10,821	235,000
Employee costs	232,039	199,704	428,715
Insurance	349,511	543,934	492,676
Other expenses	900,765	578,177	416,267
Management fee	278,303	375,345	312,000
Expected credit losses	220,654	-	264,798
Travel expenses	82,186	121,094	112,291
Depreciation	78,628	112,213	17,473
Technology costs	8,841	15,225	17,187
Occupancy costs	26,729	28,344	43,990
Security	9,961	9,647	9,266
Utilities	13,956	11,874	6,086
Impairment loss	8,989,634	-	-
Total general and administrative expenses from discontinued operations	11,370,009	2,157,181	2,613,734

(iv)	Disaggregation of selling and marketing expenses from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Professional fees	13,860	37,803	327,309
Advertising and marketing expenses	158,169	327,772	85,227
Bad debts	-	7,132	-
Total selling and marketing expenses from discontinued operations	172,029	372,707	412,536

(v)	Disaggregation of other operating income from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Gain on forgiveness of payables	-	-	670,782
Other income	40,267	108,410	37,129
Total other income from discontinued operations	40,267	108,410	707,911

(vi)	Disaggregation of finance expenses from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	2026	2025	2024
	AUD$	AUD$	AUD$
Amortization of debt discount	-	-	124,006
Realized and unrealized currency (gains) losses	(13,993)	24,416	-
Interest expense	936,666	1,109,511	553,164
Total finance expenses from discontinued operations	922,673	1,133,927	677,170

(vii)	Disaggregation of income tax expense from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	2026	2025	2024
	AUD$	AUD$	AUD$
Discontinued operations
Current taxes	(46,733)	(49,094)	(347,691)
Deferred tax benefit	-	-	34,270
Income tax expense from discontinued operations	(46,733)	(49,094)	(313,421)

Schedule of Assets and Liabilities of Discontinued Operations

Assets and liabilities of discontinued operations as of June 30, 2026 consisted of:

June 30, 2026
AUD$
Cash and cash equivalents	646,434
Trade and other receivables	4,348,515
Related party loans receivable	304,961
Inventories	5,953,840
Prepayment of seed purchase	38,698
Other current assets	680,707
Property, plant and equipment	8,842,441
Right of assets-operating lease	534,868
Deferred tax assets, net	34,270
Total assets classified as held for sale	21,384,734

Trade and other payables	6,876,484
Borrowings	6,940,917
Operating lease liabilities	557,176
Taxes payable	9,880
Related party loans	6,783,353
Employee benefits	216,923
Total liabilities classified as held for sale	21,384,733
Total net assets	1

Schedule of Net Cash Flows Attributable to Discontinued Operations

Net cash flows attributable to discontinued operations were as follows:

	For the years ended June 30,
	2026	2025	2024
	AUD$	AUD$	AUD$
Net cash (used in) provided by operating activities	(8,207,701)	966,511	(2,184,930)
Net cash used in investing activities	(238,021)	(1,380,248)	(3,975,622)
Net cash provided by financing activities	6,782,853	2,208,900	6,034,341
Net change in cash and cash equivalents	(1,662,869)	1,795,163	(126,211)